UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

FORM N-Q

April 30, 2014

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited)	April 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.1%
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.7%
BorgWarner Inc.	41,110	$2,554,575

Hotels, Restaurants & Leisure - 1.4%
Yum! Brands Inc.	26,755	2,059,868

Multiline Retail - 1.5%
Target Corp.	37,415	2,310,376

Specialty Retail - 1.7%
TJX Cos. Inc.	44,200	2,571,556

Textiles, Apparel & Luxury Goods - 1.8%
V.F. Corp.	43,000	2,626,870

TOTAL CONSUMER DISCRETIONARY		12,123,245

CONSUMER STAPLES - 7.4%
Beverages - 0.7%
PepsiCo Inc.	12,645	1,086,079

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	45,590	3,315,305

Food Products - 1.7%
Darling International Inc.	49,800	996,498	*
General Mills Inc.	30,000	1,590,600

Total Food Products		2,587,098

Household Products - 0.4%
Procter & Gamble Co.	6,830	563,817

Personal Products - 2.4%
Estee Lauder Cos. Inc., Class A Shares	49,360	3,582,055

TOTAL CONSUMER STAPLES		11,134,354

ENERGY - 8.7%
Energy Equipment & Services - 5.9%
National-Oilwell Varco Inc.	35,230	2,766,612
Schlumberger Ltd.	35,230	3,577,606
Tetra Technology Inc.	86,650	2,484,256	*

Total Energy Equipment & Services		8,828,474

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.	31,270	2,714,236
Hess Corp.	16,920	1,508,587

Total Oil, Gas & Consumable Fuels		4,222,823

TOTAL ENERGY		13,051,297

FINANCIALS - 11.7%
Banks - 4.7%
U.S. Bancorp	80,470	3,281,566
Wells Fargo & Co.	76,420	3,793,489

Total Banks		7,075,055

Capital Markets - 2.1%
State Street Corp.	47,600	3,073,056

Consumer Finance - 2.0%
American Express Co.	34,700	3,033,821

Insurance - 2.2%
Arch Capital Group Ltd.	56,170	3,219,664	*

Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp.	14,620	1,063,313

TOTAL FINANCIALS		17,464,909

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	SHARES	VALUE
HEALTH CARE - 9.5%
Biotechnology - 0.9%
Gilead Sciences Inc.	16,790	$1,317,847	*

Health Care Equipment & Supplies - 1.4%
Covidien PLC	30,910	2,202,338

Health Care Providers & Services - 2.8%
Express Scripts Holding Co.	25,080	1,669,826	*
UnitedHealth Group Inc.	33,200	2,491,328

Total Health Care Providers & Services		4,161,154

Health Care Technology - 1.4%
Cerner Corp.	40,750	2,090,475	*

Pharmaceuticals - 3.0%
Allergan Inc.	16,880	2,799,379
Novo-Nordisk A/S, ADR	36,560	1,659,459

Total Pharmaceuticals		4,458,838

TOTAL HEALTH CARE		14,230,652

INDUSTRIALS - 7.0%
Airlines - 0.5%
Delta Air Lines Inc.	20,640	760,171

Construction & Engineering - 1.5%
Quanta Services Inc.	62,490	2,204,647	*

Machinery - 3.4%
Danaher Corp.	38,750	2,843,475
Illinois Tool Works Inc.	27,060	2,306,324

Total Machinery		5,149,799

Road & Rail - 1.6%
Union Pacific Corp.	12,740	2,426,078

TOTAL INDUSTRIALS		10,540,695

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.8%
QUALCOMM Inc.	34,830	2,741,469

Internet Software & Services - 3.2%
eBay Inc.	40,200	2,083,566	*
Google Inc., Class A Shares	2,590	1,385,339	*
Google Inc., Class C Shares	2,590	1,364,050	*

Total Internet Software & Services		4,832,955

IT Services - 2.2%
Accenture PLC, Class A Shares	29,350	2,354,457
Visa Inc., Class A Shares	4,840	980,632

Total IT Services		3,335,089

Software - 2.8%
SAP AG, ADR	21,160	1,713,749
VMware Inc., Class A Shares	26,000	2,405,260	*

Total Software		4,119,009

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	5,120	3,021,261
NetApp Inc.	50,945	1,814,151

Total Technology Hardware, Storage & Peripherals		4,835,412

TOTAL INFORMATION TECHNOLOGY		19,863,934

MATERIALS - 2.0%
Chemicals - 2.0%
Air Products & Chemicals Inc.	17,194	2,020,639
Potash Corp. of Saskatchewan Inc.	28,365	1,025,678

TOTAL MATERIALS		3,046,317

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY			SHARES	VALUE
UTILITIES - 1.5%
Water Utilities - 1.5%
American Water Works Co. Inc.			48,730	$2,218,677

TOTAL COMMON STOCKS (Cost - $63,717,429)				103,674,080

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $694,613)	1.933%	6/26/34	$665,000	697,186	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.347%	11/10/42	302,883	305,872	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.986%	12/10/49	314,367	316,081	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	10,664	10,940
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	361,848	383,558
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	394,176	409,249
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	861,087	839,486
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	181,066	191,153
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	282,125	285,226
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	185,622	190,718
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	288,044	296,419
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	196,579	201,388
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	143,304	151,076

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,664,548)				3,581,166

CORPORATE BONDS & NOTES - 15.6%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	350,000	408,738

Media - 0.6%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	693,760
Thomson Reuters Corp., Senior Notes	1.300%	2/23/17	100,000	100,454
Viacom Inc., Senior Notes	2.500%	9/1/18	150,000	153,053

Total Media				947,267

TOTAL CONSUMER DISCRETIONARY				1,356,005

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	738,706

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	125,000	125,993

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 0.7%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	$150,000	$151,390
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	675,000	692,643
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	200,426

Total Oil, Gas & Consumable Fuels				1,044,459

TOTAL ENERGY				1,170,452

FINANCIALS - 8.6%
Banks - 4.6%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,103,520
Bank of America Corp., Senior Notes	1.350%	11/21/16	600,000	601,598
Bank of Montreal, Senior Notes	1.400%	9/11/17	225,000	225,230
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	255,544
Bank of Nova Scotia, Senior Notes	2.050%	10/30/18	350,000	351,261
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	475,900
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Notes	4.500%	1/11/21	1,000,000	1,095,092
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	2.125%	10/13/15	450,000	460,649
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	575,867
JPMorgan Chase & Co., Senior Notes	6.000%	1/15/18	200,000	229,458
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	583,341
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	380,000	421,593
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	463,910

Total Banks				6,842,963

Capital Markets - 1.3%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	423,233
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	436,274
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	444,565
Goldman Sachs Group Inc., Senior Notes	1.336%	11/15/18	450,000	455,067	(a)
State Street Corp., Senior Notes	3.700%	11/20/23	200,000	204,152

Total Capital Markets				1,963,291

Consumer Finance - 0.3%
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	411,552

Diversified Financial Services - 1.1%
IntercontinentalExchange Group Inc., Senior Notes	2.500%	10/15/18	125,000	127,614
IntercontinentalExchange Group Inc., Senior Notes	4.000%	10/15/23	300,000	312,639
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	774,488
NYSE Euronext, Senior Notes	2.000%	10/5/17	400,000	407,057

Total Diversified Financial Services				1,621,798

Real Estate Investment Trusts (REITs) - 1.3%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	132,421
HCP Inc., Senior Notes	2.625%	2/1/20	750,000	747,976
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	420,044
Hospitality Properties Trust, Senior Notes	4.650%	3/15/24	300,000	302,439
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	101,846
Simon Property Group LP, Senior Notes	4.125%	12/1/21	250,000	268,833

Total Real Estate Investment Trusts (REITs)				1,973,559

TOTAL FINANCIALS				12,813,163

HEALTH CARE - 1.1%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	375,000	394,342

Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	179,177
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	183,301

Total Health Care Equipment & Supplies				362,478

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	$125,000	$125,132

Pharmaceuticals - 0.5%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	370,511
Wyeth, Notes	5.500%	2/15/16	425,000	461,820

Total Pharmaceuticals				832,331

TOTAL HEALTH CARE				1,714,283

INDUSTRIALS - 0.7%
Machinery - 0.1%
Flowserve Corp., Senior Notes	4.000%	11/15/23	150,000	151,479

Road & Rail - 0.6%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	845,691

TOTAL INDUSTRIALS				997,170

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.2%
Cisco Systems Inc., Senior Notes	2.125%	3/1/19	300,000	300,535

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	345,779

Semiconductors & Semiconductor Equipment - 0.6%
Altera Corp., Senior Notes	2.500%	11/15/18	200,000	202,005
Intel Corp., Senior Notes	1.350%	12/15/17	350,000	349,771
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	400,000	390,017

Total Semiconductors & Semiconductor Equipment				941,793

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	205,486
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	458,300

Total Software				663,786

Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc., Senior Notes	2.100%	5/6/19	525,000	527,316
Hewlett-Packard Co., Senior Notes	1.550%	5/30/14	400,000	400,248

Total Technology Hardware, Storage & Peripherals				927,564

TOTAL INFORMATION TECHNOLOGY				3,179,457

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	708,989

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	1.984%	9/14/18	175,000	184,961	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	473,600

TOTAL TELECOMMUNICATION SERVICES				658,561

TOTAL CORPORATE BONDS & NOTES (Cost - $22,214,493)				23,336,786

MORTGAGE-BACKED SECURITIES - 1.9%
FHLMC - 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	291,818	302,771
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	127,125	141,711
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	617,827	667,317
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	170,570	181,501
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	369,131	414,616

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - 1.3% (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	$130,774	$147,098
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	125,975	138,827

Total FHLMC				1,993,841

FNMA - 0.3%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	43	49
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	71,689	77,219
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	23,857	26,463
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	229,746	257,034

Total FNMA				360,765

GNMA - 0.3%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	386,520	428,505
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	45,510	51,479

Total GNMA				479,984

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,583,665)				2,834,590

MUNICIPAL BONDS - 0.3%
Pennsylvania - 0.3%
Montgomery County, PA , GO, Build America Bonds	5.400%	10/1/30	390,000	437,634
Montgomery County, PA , GO, Build America Bonds	5.400%	10/1/30	10,000	11,793	(b)

TOTAL MUNICIPAL BONDS (Cost - $405,076)				449,427

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.0%
U.S. Government Agencies - 2.8%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	500,000	481,880
Federal Home Loan Bank (FHLB), Bonds	2.500%	7/5/22	500,000	485,109
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.000%	8/25/16	400,000	413,260
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.750%	3/27/19	375,000	410,968
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	245,000	236,536
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	1,700,000	1,677,211
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	421,134

Total U.S. Government Agencies				4,126,098

U.S. Government Obligations - 3.2%
U.S. Treasury Bonds	3.500%	2/15/39	718,000	733,482
U.S. Treasury Bonds	4.375%	11/15/39	204,000	239,572
U.S. Treasury Notes	2.250%	11/30/17	984,000	1,021,938
U.S. Treasury Notes	2.625%	8/15/20	2,629,000	2,717,729
U.S. Treasury Notes	3.125%	5/15/21	150,000	158,871

Total U.S. Government Obligations				4,871,592

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,819,793)				8,997,690

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,099,617)				143,570,925

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 4.5%
Repurchase Agreements - 4.5%
Interest in $1,600,000,000 joint tri-party repurchase agreement dated 4/30/14 with RBS Securities Inc.; Proceeds at maturity - $5,293,107; (Fully collateralized by various U.S. government obligations, 0.125% to 1.625% due 1/15/15 to 7/15/23; Market value - $5,398,976)	0.040%	5/1/14	$5,293,102	$5,293,102
Interest in $459,133,000 joint tri-party repurchase agreement dated 4/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,518,901; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 7/31/14 to 2/15/43; Market value - $1,557,474)	0.050%	5/1/14	1,518,898	1,518,898

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,812,000)				6,812,000

TOTAL INVESTMENTS - 100.3% (Cost - $108,911,617#)				150,382,925
Liabilities in Excess of Other Assets - (0.3)%				(430,621)

TOTAL NET ASSETS - 100.0%				$149,952,304

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GO	— General Obligations
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$103,674,080	—	—	$103,674,080
Asset-backed securities	—	$697,186	—	697,186
Collateralized mortgage obligations	—	3,581,166	—	3,581,166
Corporate bonds & notes	—	23,336,786	—	23,336,786
Mortgage-backed securities	—	2,834,590	—	2,834,590
Municipal bonds	—	449,427	—	449,427
U.S. government & agency obligations	—	8,997,690	—	8,997,690

Total long-term investments	$103,674,080	$39,896,845	—	$143,570,925

Short-term investments†	—	6,812,000	—	6,812,000

Total investments	$103,674,080	$46,708,845	—	$150,382,925

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,811,087
Gross unrealized depreciation	(339,779)

Net unrealized appreciation	$41,471,308

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2014, the Fund did not invest in any derivative instruments.

4. Subsequent event

On June 4, 2014, Stifel Financial Corp. (“Stifel”), a financial services holding company, announced a definitive agreement to acquire Legg Mason Investment Counsel & Trust Co., N.A. (“LMICTC”) from Legg Mason, Inc. (“Legg Mason”). Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and LMICTC are wholly-owned subsidiaries of Legg Mason, and Legg Mason Investment Counsel, LLC (“LMIC”), a wholly-owned subsidiary of LMICTC, is the Fund’s subadviser. The transaction is targeted to close (the “Closing”) in the fall of 2014, but is subject to certain regulatory approvals and other conditions to closing, and may be delayed or even terminated due to unforeseen circumstances.

Under the Investment Company Act of 1940, the closing of the acquisition will have the effect of terminating the subadvisory agreement between LMPFA and LMIC with respect to the Fund. In connection with the acquisition, the Fund’s Board and shareholders will be asked to approve transactions under which the Fund will be reorganized into a new Fund for which LMIC (which will then be a Stifel entity) will serve as subadviser after the Closing, thereby maintaining the continuity of the Fund’s investment program. The Fund’s investment objective and investment strategy also are expected to remain the same after the Closing.

Subject to Board approval, a special meeting of the Fund’s shareholders will be held to consider the transactions, including the approval of a new advisory agreement, and such other matters as the Board may deem appropriate. Before the special meeting, shareholders of the Fund will receive combined prospectus/proxy statements that discuss the proposed transactions and other matters.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	June 23, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 23, 2014